DERIVATIVE LIABILITY (Tables)	6 Months Ended
Mar. 31, 2026
DERIVATIVE LIABILITY.
Schedule of movement of the derivative liability

Fair value
Beginning balance as of September 30, 2025	$230,379
Change in fair value	(204,794)
Ending balance as of March 31, 2026	$25,585